Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended	108 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Convertible Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		4.10%	7.60%	7.75%
Columbia Convertible Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		8.67%	8.08%	7.59%
Columbia Convertible Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		10.73%	9.16%	8.66%
Columbia Convertible Securities Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		10.79%	9.22%	8.74%
Columbia Convertible Securities Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		10.85%	9.27%	8.79%
Columbia Convertible Securities Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	10.59%	8.92%	8.41%
Without Sales Load [Member] | Columbia Convertible Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		10.43%	8.88%	8.39%
Without Sales Load [Member] | Columbia Convertible Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		9.67%	8.08%	7.59%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Average Annual Return, Percent	[2]	17.53%	16.12%	12.36%
ICE BofA US Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Convertible Index
Average Annual Return, Percent		11.79%	9.81%	8.78%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.